Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Plant and equipment, net	$ 0	$ 3
Right-of-use assets	486	577
Rental deposits	82	83
Total non-current assets	568	663
Current assets
Deposits, prepayments and deferred expenses	635	470
Accounts receivable	0	2,305
Cash and cash equivalents	1,011	3,276
Total current assets	1,646	6,051
Total assets	2,214	6,714
Current liabilities
Other payables and accruals	8,696	6,117
Lease liabilities, current portion	177	209
Total current liabilities	11,263	6,326
Net current liabilities	(9,617)	(275)
Total assets less current liabilities	(9,049)	388
Non-current liabilities
Lease liabilities, non-current portion	364	434
Warrant liabilities at fair value through profit and loss ("FVTPL")	222	124
Other non-current liabilities	1,518	3,018
Total non-current liabilities	2,104	3,576
Net (liabilities)	(11,153)	(3,188)
Equity
Share capital	22	21
Share premium	670,551	670,384
Reserves	38,810	38,169
Accumulated deficits	(720,536)	(711,762)
Total deficit	(11,153)	(3,188)
Related Party
Current liabilities
Convertible note, related party	1,658	0
Derivative liability, related party	$ 732	$ 0